Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Contingent Liabilities And Commitments
44.	CONTINGENT LIABILITIES AND COMMITMENTS

(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Confirmed guarantees
Guarantee for loans	60,571	69,961
Acceptances	617,599	495,942
Guarantees in acceptances of imported goods	75,265	66,879
Other confirmed guarantees	10,337,850	10,831,684

Sub-total	11,091,285	11,464,466

Unconfirmed guarantees
Local letters of credit	167,580	161,120
Letters of credit	3,213,170	2,615,813
Other unconfirmed guarantees	1,558,187	1,331,305

Sub-total	4,938,937	4,108,238

Commercial paper purchase commitments and others	581,040	497,394

Total (*)	16,611,262	16,070,098

(*)	Includes financial guarantees of 4,156,790 million Won and 5,032,808 million Won as of December 31, 2024 and December 31, 2025, respectively.

(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Loan commitments	133,863,588	134,286,067
Other commitments (*)	6,564,353	10,205,741

(*)
As of December 31, 2024 and 2025, the amount of unsecured bills (purchase bills sales) and discounts on electronic short-term bond sales (purchase) are 1,992,030 million Won and 4,399,729 million Won, respectively.

(3)	Litigation case
Litigation case that the key Group is a defendant in a lawsuit pending (excluding fraud lawsuits and those lawsuits that are filed only to extend the statute of limitation, etc.) are 871 cases (litigation value of 862,669 million Won) and 1,032 cases (litigation value of 926,888 million
Won) as of December 31, 2024 and 2025 respectively, and provisions for litigations are 23,233 million Won and 70,682 million Won.

(4)	Other commitments

1)	The obligations related to guaranteed completion with trust business as of December 31, 2025, are as follows (Unit: Korean Won in millions):

	Responsibility for Completion	cases	Initial PF Commitment Limit	Amount of PF Loans (*3)	Amount of unused PF limit (*4)	Amount of Trust Account Limit (*4)	Amount of Trust Account
Responsible completion land trust (*1)	Our Responsibility for Completion Deadline Passed (including completed projects)	3	200,000	38,733	55,013	5,700	5,685
Redevelopment Land Trust	Our Obligation to Bear Responsibility for Completion (*2)	3	98,499	46,010	97,066	32,500	14,586
Total		6	298,499	84,743	152,079	38,200	20,271

(*1)
Responsible completion land trust is a trust in which the Woori Asset Trust Co., Ltd., subsidiary, is only liable to the lending financial institution for the completion guarantee obligation in case the contractor fails to fulfill the obligation. If the subsidiary is unable to fulfill the completion guarantee obligation, it is responsible for compensating the lending financial institution for any losses incurred.

(*2)
In redevelopment projects where the Korea Housing & Urban Guarantee Corporation guarantees project financing loans, the project operator is responsible for the completion guarantee obligation according to the standard project agreement terms of the Korea Housing & Urban Guarantee Corporation, but the completion guarantee period has not yet expired as of December 31, 2025.

(*3)
Since, for projects where it is highly likely that our subsidiary Woori Asset Trust will bear the responsibility for completion and where the possibility and amount of loss can be reliably estimated, these impacts have been reflected in the financial statements at the end of the current period. However, for projects where the risk of Woori Asset Trust bearing the completion guarantee obligations is considered low or where the possibility and amount of loss cannot be reliably estimated, these impacts have not been reflected in the financial statements at the end of the current period.

(*4)	The limit may be subject to change during the project progress due to reasons such as limit deductions.

2)
As of December 31, 2025, Woori Asset Trust, a subsidiary, may lend a trust account for a part of the total project cost in relation to 29 debt-type land trust contracts including Boutique Terrace Hotel in Woo-dong, Haeundae-gu, Busan. The maximum loan amount (unused limit) is 192,027 million Won. Whether or not Woori Asset Trust lends a trust account in relation to the relevant businesses is not an unconditional payment obligation, and it is determined by considering overall matters such as the unique account and the fund balance plan of each trust business.

3)
Pursuant to some contracts related to asset securitization, the Group utilizes various prerequisites, triggering events causing early redemption, limiting risks that investors bear due to change in asset quality. Breach of such triggering clause leads to an early redemption of the securitized bonds.

4)
As of December 31, 2025, Tongyang Life Insurance Co., Ltd., a subsidiary, has entered into an agreement with Tongyang Leisure to amend the existing lease and transfer operating rights for the golf course, contingent upon the conversion of the golf course to public access, member consent, and court approval of the rehabilitation plan. The agreement includes clauses to pay variable compensation amount based on the sale proceeds, in consideration of the fulfillment of contractual obligations and the transfer of business rights. Member consent and the conversion to public access have been completed, and the variable compensation will be recognized when the decision to sell is made.

5)
As of December 31, 2025, Tongyang Life Insurance, a subsidiary, is under investigation by the Financial Services Commission regarding potential violations of the Credit Information Use and Protection Act.

6)
The administrative fine paid to the Personal Information Protection Commission in October 2025 in connection with the leakage of personal credit information of merchant representatives that occurred at the subsidiary, Woori Card, between January and April 2024 has been recognized in non-operating income and expenses. In addition, further administrative fines may be imposed by the Financial Services Commission; however, the outcome cannot be predicted at this time.